Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Company Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income (Loss) ($ in millions)	Adjusted EBITDA(5) ($ in millions)
2022	$4,261,163	$3,142,037	$2,134,747	$1,445,764	$85.75	$114.07	$38.9	$393.0
2021	$6,447,451	$5,441,201	$4,009,465	$2,510,468	$108.55	$125.90	$(181.5)	$277.3

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Fred Ross ("CEO") served as the principal executive officer ("PEO") for each year shown.
Peer Group Issuers, Footnote [Text Block]	The peer group is the S&P 600 Industrials and comprises those companies included in the S&P SmallCap 600 that are classified as members of the GICS® Industrials sector peer group (the "PvP Peer Group").
PEO Total Compensation Amount	$ 4,261,163	$ 6,447,451
PEO Actually Paid Compensation Amount	$ 3,142,037	5,441,201
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid ("CAP") is an amount calculated using a formula prescribed by the SEC based on total compensation as disclosed in the "Summary Compensation Table" ("SCT") on page 41, with specified adjustments for pensions (if applicable) and stock-based compensation. To calculate CAP, the following amounts were deducted from and added to SCT total compensation:

PEO SCT Total to CAP Reconciliation:
Year	SCT Total(i)	Net Adjustments to SCT Total(ii) (iii)	CAP
2022	$4,261,163	$(1,119,126)	$3,142,037
2021	$6,447,451	$(1,006,250)	$5,441,201

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	SCT Total(i)	Net Adjustments to SCT Total(ii) (iii)	CAP
2022	$2,134,747	$(688,983)	$1,445,764
2021	$4,009,465	$(1,498,997)	$2,510,468
(i) Reflects "Total Compensation" reported in the SCT for each year shown.
(ii) Includes the grant date fair value of equity-based awards granted in each year as reflected in the SCT.
(iii) Includes the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. Fair value or change in fair value, as applicable, of equity awards was determined by reference to (i) for RSUs, the closing price per share on the applicable year-end dates or, in the case of vesting dates, the closing price per share on the applicable vesting dates; (ii) for PSUs (excluding any market-based awards), the same valuation methodology as RSU awards except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and, (iii) for market-based awards, the fair value is calculated using a Monte Carlo simulation approach in a risk-neutral framework to model future stock price movements based upon historical volatility (based on the weighted-average combination of the Company’s historic volatility and of the implied volatility of a group of the Company’s peers), risk-free rates of return, and correlation matrix. Please refer to the section "Accounting for Share-Based Compensation" in the CD&A on page 38 for additional information. The equity components of CAP for each fiscal year are further detailed in the supplemental tables below. No adjustments for pensions are required as the Company does not have a defined-benefit plan.

Adjustments to Determine Compensation "Actually Paid" for CEO	2022	2021
Deduction for amounts reported under the "Stock Awards" column in the SCT	$(2,959,250)	$(5,440,750)
Increase for fair value of awards granted during year that remain unvested as of year-end	2,836,750	4,434,500
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(1,134,438)	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	(18,813)	—
Increase based upon incremental fair value of awards modified during year	156,625	—
Total adjustments	$(1,119,126)	$(1,006,250)

Adjustments to Determine Average Compensation "Actually Paid" for Non-CEO NEOs	2022	2021
Deduction for amounts reported under the "Stock Awards" column in the SCT	$(1,441,642)	$(3,400,469)
Increase for fair value of awards granted during year that remain unvested as of year-end	1,391,358	1,900,500
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(406,089)	972
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	(37,218)	—
Deduction of fair value of awards granted prior to year that were forfeited during year	(250,750)	—
Increase based upon incremental fair value of awards modified during year	55,358	—
Total adjustments	$(688,983)	$(1,498,997)

Non-PEO NEO Average Total Compensation Amount	$ 2,134,747	4,009,465
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,445,764	2,510,468
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid ("CAP") is an amount calculated using a formula prescribed by the SEC based on total compensation as disclosed in the "Summary Compensation Table" ("SCT") on page 41, with specified adjustments for pensions (if applicable) and stock-based compensation. To calculate CAP, the following amounts were deducted from and added to SCT total compensation:

PEO SCT Total to CAP Reconciliation:
Year	SCT Total(i)	Net Adjustments to SCT Total(ii) (iii)	CAP
2022	$4,261,163	$(1,119,126)	$3,142,037
2021	$6,447,451	$(1,006,250)	$5,441,201

Average Non-PEO NEOs SCT Total to CAP Reconciliation:
Year	SCT Total(i)	Net Adjustments to SCT Total(ii) (iii)	CAP
2022	$2,134,747	$(688,983)	$1,445,764
2021	$4,009,465	$(1,498,997)	$2,510,468
(i) Reflects "Total Compensation" reported in the SCT for each year shown.
(ii) Includes the grant date fair value of equity-based awards granted in each year as reflected in the SCT.
(iii) Includes the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. Fair value or change in fair value, as applicable, of equity awards was determined by reference to (i) for RSUs, the closing price per share on the applicable year-end dates or, in the case of vesting dates, the closing price per share on the applicable vesting dates; (ii) for PSUs (excluding any market-based awards), the same valuation methodology as RSU awards except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and, (iii) for market-based awards, the fair value is calculated using a Monte Carlo simulation approach in a risk-neutral framework to model future stock price movements based upon historical volatility (based on the weighted-average combination of the Company’s historic volatility and of the implied volatility of a group of the Company’s peers), risk-free rates of return, and correlation matrix. Please refer to the section "Accounting for Share-Based Compensation" in the CD&A on page 38 for additional information. The equity components of CAP for each fiscal year are further detailed in the supplemental tables below. No adjustments for pensions are required as the Company does not have a defined-benefit plan.

Adjustments to Determine Compensation "Actually Paid" for CEO	2022	2021
Deduction for amounts reported under the "Stock Awards" column in the SCT	$(2,959,250)	$(5,440,750)
Increase for fair value of awards granted during year that remain unvested as of year-end	2,836,750	4,434,500
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(1,134,438)	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	(18,813)	—
Increase based upon incremental fair value of awards modified during year	156,625	—
Total adjustments	$(1,119,126)	$(1,006,250)

Adjustments to Determine Average Compensation "Actually Paid" for Non-CEO NEOs	2022	2021
Deduction for amounts reported under the "Stock Awards" column in the SCT	$(1,441,642)	$(3,400,469)
Increase for fair value of awards granted during year that remain unvested as of year-end	1,391,358	1,900,500
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	(406,089)	972
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	(37,218)	—
Deduction of fair value of awards granted prior to year that were forfeited during year	(250,750)	—
Increase based upon incremental fair value of awards modified during year	55,358	—
Total adjustments	$(688,983)	$(1,498,997)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Company Cumulative TSR
■Compensation actually paid to our CEO and average compensation actually paid to our non-CEO NEOs declined 42% compared to a 21% decline in the Company's TSR.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Net Income (Loss)
■Compensation actually paid to our CEO of $3.1 million and $5.4 million and average compensation actually paid to our non-CEO NEOs of $1.4 million and $2.5 million compares to net income (loss) of $38.9 million and $(181.5) million for 2022 and 2021, respectively.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid vs. Adjusted EBITDA
■Compensation actually paid to our CEO of $3.1 million and $5.4 million and average compensation actually paid to our non-CEO NEOs of $1.4 million and $2.5 million compares to Adjusted EBITDA of $393.0 million and $277.3 million for 2022 and 2021, respectively.

Total Shareholder Return Vs Peer Group [Text Block]
Company Cumulative TSR vs. PvP Peer Group TSR
■The Company’s TSR for 2022 and 2021 of $85.75 and $108.55, respectively, compares to Peer Group TSR of $114.07 and $125.90 for 2022 and 2021, respectively.

Tabular List [Table Text Block]

Most Important Performance Measures
Adjusted EBITDA(1)(2)
Gross Profit(3)
Leverage Ratio(4)

Total Shareholder Return Amount	$ 85.75	108.55
Peer Group Total Shareholder Return Amount	114.07	125.90
Net Income (Loss)	$ 38,900,000	$ (181,500,000)
Company Selected Measure Amount	393,000,000.0	277,300,000
PEO Name	Fred Ross
Additional 402(v) Disclosure [Text Block]	As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last two completed fiscal years. In determining the "compensation actually paid" to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2021 and 2022 fiscal years.The assumptions used in calculating the fair value of unvested stock-based awards as of December 31 of each year (or the vest date, if earlier) were consistent with those used to calculate the grant date fair value. The amounts shown do not constitute a promise or commitment by the Company to pay and final outcomes are likely to differ.For our NEOs, 100% of their bonus opportunity for 2022 was based on Company ("corporate") Adjusted EBITDA for 2022.Gross Profit is the performance measure used to evaluate the Company’s operating segment performance. For additional information, see Note 21 to our audited consolidated financial statements included in our 2022 Annual Report on Form 10-K.
Compensation Actually Paid, Decrease, Percent	42.00%
Total Shareholder Return, Decrease, Percent	21.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	As an additional measure, the Company has included Adjusted EBITDA, which is used by the Company to evaluate performance and allocate resources. Refer to additional information refer to 2022 Short-Term Incentive Plan ("STIP") on page 34.Adjusted EBITDA is the performance measure used for performance units (the PSUs), as discussed in "Long-Term Incentive Plan ("LTIP")" beginning on page 35.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Leverage Ratio
Non-GAAP Measure Description [Text Block]	Leverage Ratio is a measure used by the Company to evaluate the ability to service debt. Leverage Ratio is calculated as the ratio of "net debt," which is total debt and finance leases excluding deferred financing fees less cash and cash equivalents, to Adjusted EBITDA.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,119,126)	$ (1,006,250)
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,959,250)	(5,440,750)
PEO [Member] | Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,836,750	4,434,500
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,134,438)	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,813)	0
PEO [Member] | Equity Awards Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	156,625	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(688,983)	(1,498,997)
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,441,642)	(3,400,469)
Non-PEO NEO [Member] | Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,391,358	1,900,500
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(406,089)	972
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(37,218)	0
Non-PEO NEO [Member] | Equity Awards Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	55,358	0
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (250,750)	$ 0